COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	11 Months Ended
Dec. 02, 2021 USD ($)
Commitments and Contingencies.
Percentage of Underwriting Fee on IPO Proceeds	3.50%
Business combination costs	$ 8,500,000